American Century Investments®
Quarterly Portfolio Holdings
American Century® Multisector Floating Income ETF (FUSI)
May 31, 2026

Multisector Floating Income ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
COLLATERALIZED LOAN OBLIGATIONS — 37.1%
37 Capital CLO 4 Ltd., Series 2023-2A, Class BR, VRN, 5.17%, (3-month SOFR plus 1.50%), 4/15/35(1)	500,000	500,875
ACREC LLC, Series 2025-FL3, Class A, VRN, 4.94%, (1-month SOFR plus 1.31%), 8/18/42(1)	250,000	249,698
AREIT Trust, Series 2022-CRE6, Class A, SEQ, VRN, 4.89%, (30-day average SOFR plus 1.25%), 1/20/37(1)	173,309	173,395
Atlas Senior Loan Fund XVII Ltd., Series 2021-17A, Class B1, VRN, 5.69%, (3-month SOFR plus 2.01%), 10/20/34(1)	750,000	751,376
Bear Mountain Park CLO Ltd., Series 2022-1A, Class BR, VRN, 5.42%, (3-month SOFR plus 1.75%), 7/15/37(1)	500,000	501,940
Brant Point CLO Ltd., Series 2023-1A, Class BR, VRN, 5.42%, (3-month SOFR plus 1.75%), 7/26/38(1)	500,000	501,798
BSPDF Issuer LLC, Series 2025-FL2, Class A, VRN, 5.15%, (1-month SOFR plus 1.52%), 12/15/42(1)	250,000	250,726
BSPDF Issuer LLC, Series 2026-FL3, Class AS, VRN, 5.33%, (1-month SOFR plus 1.70%), 9/18/43(1)	500,000	500,884
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 5.89%, (1-month SOFR plus 2.26%), 9/15/35(1)	44,082	44,087
BSPRT Issuer Ltd., Series 2023-FL10, Class B, VRN, 6.89%, (1-month SOFR plus 3.27%), 9/15/35(1)	100,000	100,036
Canyon Capital CLO Ltd., Series 2022-1A, Class B, VRN, 5.53%, (3-month SOFR plus 1.85%), 4/15/35(1)	500,000	500,960
Dryden 60 CLO Ltd., Series 2018-60A, Class A, VRN, 4.98%, (3-month SOFR plus 1.31%), 7/15/31(1)	31,960	31,975
FS Rialto Issuer LLC, Series 2025-FL10, Class AS, VRN, 5.21%, (1-month SOFR plus 1.59%), 8/19/42(1)	400,000	400,105
KKR CLO 17 Ltd., Series 17, Class BR, VRN, 5.53%, (3-month SOFR plus 1.86%), 4/15/34(1)	510,000	510,836
LCM 35 Ltd., Series 35A, Class BR, VRN, 5.32%, (3-month SOFR plus 1.65%), 10/15/34(1)	1,000,000	1,002,160
Magnetite XLVII Ltd., Series 2024-47A, Class C, VRN, 5.52%, (3-month SOFR plus 1.85%), 1/25/38(1)	500,000	501,448
MF1 Ltd., Series 2021-FL7, Class A, VRN, 4.82%, (1-month SOFR plus 1.19%), 10/16/36(1)	115,340	115,652
Octagon Investment Partners 42 Ltd., Series 2019-3A, Class BRR, VRN, 5.47%, (3-month SOFR plus 1.80%), 7/15/37(1)	500,000	501,651
Palmer Square Loan Funding Ltd., Series 2025-1A, Class A2, VRN, 4.85%, (3-month SOFR plus 1.20%), 2/15/33(1)	300,000	299,370
Symphony CLO XXXI Ltd., Series 2022-31A, Class CR, VRN, 5.41%, (3-month SOFR plus 1.75%), 1/22/38(1)	500,000	500,525
Trestles CLO V Ltd., Series 2021-5A, Class D, VRN, 7.04%, (3-month SOFR plus 3.36%), 10/20/34(1)	500,000	499,678
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $8,433,856)		8,439,175
COMMERCIAL MORTGAGE-BACKED SECURITIES — 18.3%
BX Commercial Mortgage Trust, Series 2021-ACNT, Class B, VRN, 4.99%, (1-month SOFR plus 1.36%), 11/15/38(1)	220,575	220,743
BX Commercial Mortgage Trust, Series 2025-JDI, Class A, SEQ, VRN, 5.03%, (1-month SOFR plus 1.40%), 11/15/42(1)	124,489	124,889
BX Commercial Mortgage Trust, Series 2026-CSMO, Class A, SEQ, VRN, 5.03%, (1-month SOFR plus 1.40%), 2/15/43(1)	500,000	501,947
BX Commercial Mortgage Trust, Series 2026-VLT9, Class A, SEQ, VRN, 5.33%, (1-month SOFR plus 1.70%), 3/15/45(1)	500,000	500,886
BX Trust, Series 2025-ROIC, Class C, VRN, 5.17%, (1-month SOFR plus 1.54%), 3/15/30(1)	361,483	360,636
BX Trust, Series 2025-VLT6, Class C, VRN, 5.82%, (1-month SOFR plus 2.19%), 3/15/42(1)	500,000	498,465
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class A, VRN, 4.89%, (1-month SOFR plus 1.26%), 11/15/38(1)	575,000	570,095
DBSG Mortgage Trust, Series 2024-SBL, Class A, VRN, 5.51%, (1-month SOFR plus 1.88%), 8/15/34(1)	146,003	146,114
LQR Trust, Series 2025-CALI, Class C, VRN, 5.88%, (1-month SOFR plus 2.25%), 1/15/43(1)	250,000	250,557
MHP Trust, Series 2021-STOR, Class A, VRN, 4.44%, (1-month SOFR plus 0.81%), 7/15/38(1)	100,000	99,962
SHR Trust, Series 2024-LXRY, Class B, VRN, 6.08%, (1-month SOFR plus 2.45%), 10/15/41(1)	375,000	375,912
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, VRN, 6.42%, (1-month SOFR plus 2.79%), 11/15/27(1)	502,978	505,953
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,157,422)		4,156,159
COLLATERALIZED MORTGAGE OBLIGATIONS — 16.8%

Private Sponsor Collateralized Mortgage Obligations — 2.2%
Sequoia Mortgage Trust, Series 2026-INV3, Class A26F, VRN, 5.24%, (30-day average SOFR plus 1.60%), 5/25/56(1)	500,000	499,768
U.S. Government Agency Collateralized Mortgage Obligations — 14.6%
FHLMC, Series 2021-DNA7, Class M1, VRN, 4.46%, (30-day average SOFR plus 0.85%), 11/25/41(1)	9,512	9,510
FHLMC, Series 2023-DNA1, Class M1A, VRN, 5.71%, (30-day average SOFR plus 2.10%), 3/25/43(1)	225,784	228,404
FHLMC, Series 2023-HQA1, Class M1A, VRN, 5.61%, (30-day average SOFR plus 2.00%), 5/25/43(1)	231,002	232,267
FHLMC, Series 2023-HQA3, Class M1, VRN, 5.46%, (30-day average SOFR plus 1.85%), 11/25/43(1)	322,465	323,909
FHLMC, Series 2024-DNA1, Class M1, VRN, 4.96%, (30-day average SOFR plus 1.35%), 2/25/44(1)	367,035	367,232
FHLMC, Series 4619, Class NF, VRN, 4.16%, (30-day average SOFR plus 0.51%), 3/15/44	336,430	332,893
FNMA, Series 2023-R05, Class 1M1, VRN, 5.51%, (30-day average SOFR plus 1.90%), 6/25/43(1)	235,782	237,154
FNMA, Series 2023-R06, Class 1M1, VRN, 5.31%, (30-day average SOFR plus 1.70%), 7/25/43(1)	28,684	28,760
FNMA, Series 2024-R01, Class 1M1, VRN, 4.66%, (30-day average SOFR plus 1.05%), 1/25/44(1)	192,365	192,349
FNMA, Series 2024-R02, Class 1M1, VRN, 4.71%, (30-day average SOFR plus 1.10%), 2/25/44(1)	120,786	120,802
FNMA, Series 2024-R03, Class 2M1, VRN, 4.76%, (30-day average SOFR plus 1.15%), 3/25/44(1)	37,982	37,987
FNMA, Series 2024-R04, Class 1M1, VRN, 4.71%, (30-day average SOFR plus 1.10%), 5/25/44(1)	5,128	5,128
FNMA, Series 2025-35, Class HF, VRN, 5.31%, (30-day average SOFR plus 1.70%), 5/25/55	693,875	701,885
FNMA, Series 2026-R01, Class 2M2, VRN, 4.96%, (30-day average SOFR plus 1.35%), 1/25/46(1)	500,000	500,302
		3,318,582
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,808,003)		3,818,350
ASSET-BACKED SECURITIES — 15.0%
ACM Auto Trust, Series 2025-3A, Class A, SEQ, 5.01%, 1/22/30(1)	235,606	235,404
Avtech Equipment Receivables Funding LLC, Series 2026-1A, Class A, SEQ, 4.55%, 2/15/33(1)	373,178	372,883
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 5.21%, (30-day average SOFR plus 1.60%), 8/25/54(1)	451,779	453,393
Navient Private Education Loan Trust, Series 2015-BA, Class A3, VRN, 5.19%, (1-month SOFR plus 1.56%), 7/16/40(1)	12,322	12,339
Pagaya AI Debt Grantor Trust, Series 2025-5, Class A2, SEQ, 5.11%, 3/15/33(1)	62,844	63,022
Pagaya AI Debt Grantor Trust, Series 2026-1, Class A2, SEQ, 4.74%, 9/15/33(1)	500,000	499,534
Pagaya AI Debt Grantor Trust, Series 2026-2, Class A2, SEQ, 5.14%, 11/15/33(1)	500,000	499,915
Pagaya AI Debt Trust, Series 2025-4, Class B, 5.69%, 1/17/33(1)	99,996	100,371
Research-Driven Pagaya Motor Asset Trust, Series 2026-R1A, Class A, SEQ, 5.66%, 7/25/34(1)	452,946	453,126
RKTL Trust, Series 2026-1A, Class A, SEQ, 4.07%, 2/26/35(1)	385,293	384,979
Service Experts Issuer LLC, Series 2021-1A, Class A, SEQ, 2.67%, 2/2/32(1)	263,796	260,652
Tesla Auto Lease Trust, Series 2024-A, Class A3, SEQ, 5.30%, 6/21/27(1)	26,898	26,932
Trinity Rail Leasing LLC, Series 2019-2A, Class A1, SEQ, 2.39%, 10/18/49(1)	47,970	47,970
TOTAL ASSET-BACKED SECURITIES (Cost $3,405,253)		3,410,520
U.S. TREASURY SECURITIES — 9.9%
U.S. Treasury Notes, VRN, 3.73%, (3-month USBMMY plus 0.10%), 1/31/27(2) (Cost $2,250,552)	2,250,000	2,250,775
SHORT-TERM INVESTMENTS — 2.6%
Money Market Funds — 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $591,381)	591,381	591,381
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $22,646,467)		22,666,360
OTHER ASSETS AND LIABILITIES — 0.3%		74,075
TOTAL NET ASSETS — 100.0%		$22,740,435

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USBMMY	–	U.S. Treasury Bill Money Market Yield
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $18,789,426, which represented 82.6% of total net assets.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $280,097.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Collateralized Loan Obligations	—	$8,439,175	—
Commercial Mortgage-Backed Securities	—	4,156,159	—
Collateralized Mortgage Obligations	—	3,818,350	—
Asset-Backed Securities	—	3,410,520	—
U.S. Treasury Securities	—	2,250,775	—
Short-Term Investments	$591,381	—	—
	$591,381	$22,074,979	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.